Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	223,757,539.66	18,154
Yield Supplement Overcollateralization Amount 11/30/21	6,464,703.96	0
Receivables Balance 11/30/21	230,222,243.62	18,154
Principal Payments	12,413,146.18	367
Defaulted Receivables	199,641.01	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	5,912,349.46	0
Pool Balance at 12/31/21	211,697,106.97	17,774

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.51%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,885,875.31	163
Past Due 61-90 days	701,944.15	37
Past Due 91-120 days	217,702.91	14
Past Due 121+ days	0.00	0
Total	3,805,522.37	214

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	151,805.59
Aggregate Net Losses/(Gains) - December 2021	47,835.42
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.25%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	-0.50%
Third Prior Net Losses/(Gains) Ratio	0.49%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.19%
Weighted Average Contract Rate, Yield Adjusted	6.56%
Weighted Average Remaining Term	30.10

Flow of Funds	$ Amount
Collections	13,367,632.16
Investment Earnings on Cash Accounts	67.93
Servicing Fee	(191,851.87)
Transfer to Collection Account	0.00
Available Funds	13,175,848.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	483,092.53
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	6,841,193.68
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	486,064.75

Total Distributions of Available Funds	13,175,848.22

Servicing Fee	191,851.87
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	218,538,300.65
Principal Paid	12,060,432.69
Note Balance @ 01/18/22	206,477,867.96

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2a
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2b
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-3
Note Balance @ 12/15/21	95,308,300.65
Principal Paid	12,060,432.69
Note Balance @ 01/18/22	83,247,867.96
Note Factor @ 01/18/22	23.7173413%

Class A-4
Note Balance @ 12/15/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	76,260,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	31,320,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	15,650,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	629,350.78
Total Principal Paid	12,060,432.69
Total Paid	12,689,783.47

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10975%
Coupon	0.24975%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	264,480.53
Principal Paid	12,060,432.69
Total Paid to A-3 Holders	12,324,913.22

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6044301
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.5828709
Total Distribution Amount	12.1873010

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7535058
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.3602071
Total A-3 Distribution Amount	35.1137129

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	567.24
Noteholders' Principal Distributable Amount	432.76

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,609,619.51
Investment Earnings	57.89
Investment Earnings Paid	(57.89)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,321,759.99	$897,296.01	$1,066,052.01
Number of Extensions	75	47	58
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.37%	0.41%